Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		11 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014
Income taxes
Effective tax rate (as a percent)				15.60%
Income (loss) before income taxes
INCOME (LOSS) BEFORE INCOME TAXES	$ 145,891	$ 303,933	$ 365,506	$ 815,330
Current
Total current income taxes				16,270
Deferred
Total deferred income taxes				111,246
Provision (benefit) for income taxes				127,516
Deferred Tax Liabilities
Accelerated depreciation on flight equipment		376,302		376,302
Intangibles		36,960		36,960
Other		16,709		16,709
Total Deferred Tax Liabilities		429,971		429,971
Deferred Tax Assets
Estimated reimbursements of overhaul rentals		19,847		19,847
Rent received in advance		2,534		2,534
Derivatives		454		454
Accruals and reserves		26,532		26,532
Net operating loss carry forward and other tax attributes		256,522		256,522
Deferred losses		49,787		49,787
Other		1,683		1,683
Total deferred tax assets before valuation allowance		357,359		357,359
Valuation allowance		(61,933)		(61,933)
Total deferred tax assets after valuation allowance		295,426		295,426
Net Deferred Tax Liability		134,545		134,545
Ireland
Income (loss) before income taxes
Tax resident country				752,894
Current
Federal				229
Deferred
Federal				92,756
U.S.
Income (loss) before income taxes
Outside of tax resident country				60,212
Current
Foreign				15,553
Deferred
Foreign				18,413
Deferred Tax Assets
Total deferred tax assets before valuation allowance		66,500		66,500
Other non-U.S.
Income (loss) before income taxes
Outside of tax resident country				2,224
Current
Foreign				488
Deferred
Foreign				$ 77